Defined benefit plans - Summary of Movement in the Fair Value of Plan Assets of the Year (Detail) - Plan assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Beginning Balance	$ 56,304	$ 51,360
Interest income on plan assets	1,799	2,069
Actuarial gain (loss)	(2,500)	(439)
Contributions by employer	0	1,415
Benefit payments	(3,227)	(1,542)
Exchange gain (loss)	(4,317)	3,441
Ending Balance	48,059	56,304
Defined Benefit Pension Plans [member]
Disclosure of fair value of plan assets [line items]
Beginning Balance	2,429	2,054
Interest income on plan assets	73	86
Actuarial gain (loss)	(64)	(55)
Contributions by employer	0	219
Benefit payments	(399)	(57)
Exchange gain (loss)	(175)	182
Ending Balance	1,864	2,429
Supplemental pension plan [member]
Disclosure of fair value of plan assets [line items]
Beginning Balance	53,875	49,306
Interest income on plan assets	1,726	1,983
Actuarial gain (loss)	(2,436)	(384)
Contributions by employer	0	1,196
Benefit payments	(2,828)	(1,485)
Exchange gain (loss)	(4,142)	3,259
Ending Balance	$ 46,195	$ 53,875